Fair Values - Summary of Assets and Liabilities Recorded at Amortized Cost (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	$ 10,216,057,804	$ 10,488,176,207
Liabilities	8,198,813,805	8,592,294,336
Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	7,175,965	8,579,610	$ 53,615,410
Deposits
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	5,707,779,943	6,670,282,388
Deposits | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	5,708,459,474	6,670,131,209
Deposits | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Deposits | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Deposits | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	5,708,459,474	6,670,131,209
Repurchase Transactions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	23,346,266
Repurchase Transactions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	23,346,266
Repurchase Transactions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Repurchase Transactions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Repurchase Transactions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	23,346,266
Financing Received from the Argentine Central Bank and Other Financial Institutions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	138,128,699	116,684,862
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	137,743,790	115,342,645
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	137,743,790	115,342,645
Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	92,715,512	209,587,705
Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	91,166,210	205,194,182
Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	75,714,905	185,328,632
Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	15,451,305	19,865,550
Subordinated Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	205,612,893	141,394,653
Subordinated Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	201,085,205	139,132,579
Subordinated Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Subordinated Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Subordinated Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	201,085,205	139,132,579
Other Financial Liabilities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	1,273,329,296	1,086,252,228
Other Financial Liabilities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	1,272,854,309	1,085,225,226
Other Financial Liabilities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Other Financial Liabilities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0	0
Other Financial Liabilities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	1,272,854,309	1,085,225,226
Cash and Due from Banks
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	1,995,884,822	1,393,686,854
Cash and Due from Banks | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,995,884,822	1,393,686,854
Cash and Due from Banks | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,995,884,822	1,393,686,854
Cash and Due from Banks | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Cash and Due from Banks | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Repurchase Transactions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	1,170,165,239	359,750,280
Repurchase Transactions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,170,165,239	359,750,280
Repurchase Transactions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,170,165,239	359,750,280
Repurchase Transactions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Repurchase Transactions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Loans and Other Financing
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	3,080,706,325	3,871,626,785
Loans and Other Financing | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	3,084,867,731	3,882,225,090
Loans and Other Financing | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Loans and Other Financing | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Loans and Other Financing | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	3,084,867,731	3,882,225,090
Other Financial Assets
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	128,802,703	141,558,441
Other Financial Assets | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	49,279,292	32,881,802
Other Financial Assets | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	21,541	0
Other Financial Assets | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	0	$ 33,880,513
Other Financial Assets | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	136,564,439	145,866,952
Other Financial Assets | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	101,665,092	120,896,437
Other Financial Assets | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Other Financial Assets | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	34,899,347	24,970,515
Other Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	1,905,006,029	1,130,358,620
Other Debt Securities | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	10,641,603	2,897,323
Other Debt Securities | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	10,686,716	8,597,952
Other Debt Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	0
Other Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,905,434,511	1,109,609,241
Other Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,610,412,185	0
Other Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	26,543,350	0
Other Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	268,478,976	1,109,609,241
Financial Assets Pledged as Collateral
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	395,502,883	471,395,656
Financial Assets Pledged as Collateral | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	36,054,319	2,263,880
Financial Assets Pledged as Collateral | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	0
Financial Assets Pledged as Collateral | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	0
Financial Assets Pledged as Collateral | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	395,560,476	471,395,656
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	395,560,476	471,395,656
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0	0
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	$ 0	$ 0